Stock-Based Compensation (FY) (2) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Noncash Expense [Abstract]
Nonvested options outstanding, beginning	0	0
Nonvested options granted	2,700,000	10,110,000
Nonvested options vested	(2,350,000)	(10,110,000)
Nonvested options forfeited or expired	0	0
Nonvested options outstanding, ending	350,000	0
Weighted average exercise price, outstanding, beginning	$ 0	$ 0
Weighted average exercise price, granted	0.15	0.25
Weighted average exercise price, vested	0.15	0.25
Weighted average exercise price, forfeited or expired	0	0
Weighted average exercise price, outstanding, ending	$ 0.18	$ 0